Loans, allowance for loan losses and credit quality (Details 3) (CHF) In Millions, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Jun. 30, 2013
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	218,967	212,540	211,036
Value of collateral	192,066	182,702
Current
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	216,364	210,672
Past due
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	2,603	1,868
Past due up to 30 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,515	854
Past due 31 - 60 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	139	142
Past due 61 - 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	196	138
Past due more than 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	753	734
AAA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	4,663	3,311
Value of collateral	3,689	2,540
AA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	7,277	6,181
Value of collateral	6,175	4,842
A
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	34,466	35,921
Value of collateral	25,621	26,486
BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	121,397	115,651
Value of collateral	114,675	107,470
BB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	44,050	44,391
Value of collateral	37,310	37,699
B
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	5,371	5,450
Value of collateral	3,827	3,066
CCC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	585	502
Value of collateral	106	85
CC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	41	14
Value of collateral	32	0
C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	3	0
Value of collateral	0	0
D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,114	1,119
Value of collateral	631	514
Corporate and institutional
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	97,728	96,939	96,583
Corporate and institutional | Current
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	96,374	95,927
Corporate and institutional | Past due
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,354	1,012
Corporate and institutional | Past due up to 30 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	713	379
Corporate and institutional | Past due 31 - 60 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	67	77
Corporate and institutional | Past due 61 - 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	120	74
Corporate and institutional | Past due more than 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	454	482
Corporate and institutional | AAA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	2,239	2,834
Corporate and institutional | AA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	4,277	3,630
Corporate and institutional | A
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	12,888	15,461
Corporate and institutional | BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	42,551	39,252
Corporate and institutional | BB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	29,964	29,903
Corporate and institutional | B
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	4,488	4,610
Corporate and institutional | CCC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	549	464
Corporate and institutional | CC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	32	8
Corporate and institutional | C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	3	0
Corporate and institutional | D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	737	777
Real estate.
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	24,042	24,227
Real estate. | Current
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	23,933	24,139
Real estate. | Past due
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	109	88
Real estate. | Past due up to 30 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	18	18
Real estate. | Past due 31 - 60 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1	2
Real estate. | Past due 61 - 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0	1
Real estate. | Past due more than 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	90	67
Real estate. | AAA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	865	1,343
Real estate. | AA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,522	991
Real estate. | A
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	2,463	3,330
Real estate. | BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	13,744	12,484
Real estate. | BB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	5,134	5,701
Real estate. | B
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	222	308
Real estate. | CCC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0	0
Real estate. | CC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0	1
Real estate. | C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0	0
Real estate. | D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	92	69
Commercial and industrial loans
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	51,535	48,765
Commercial and industrial loans | Current
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	50,580	48,035
Commercial and industrial loans | Past due
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	955	730
Commercial and industrial loans | Past due up to 30 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	522	272
Commercial and industrial loans | Past due 31 - 60 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	64	73
Commercial and industrial loans | Past due 61 - 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	120	72
Commercial and industrial loans | Past due more than 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	249	313
Commercial and industrial loans | AAA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	403	135
Commercial and industrial loans | AA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	924	675
Commercial and industrial loans | A
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,626	1,716
Commercial and industrial loans | BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	21,561	20,337
Commercial and industrial loans | BB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	22,466	21,620
Commercial and industrial loans | B
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	3,767	3,453
Commercial and industrial loans | CCC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	223	227
Commercial and industrial loans | CC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	15	6
Commercial and industrial loans | C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	3	0
Commercial and industrial loans | D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	547	596
Financial institutions
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	20,922	22,666
Financial institutions | Current
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	20,634	22,477
Financial institutions | Past due
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	288	189
Financial institutions | Past due up to 30 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	171	84
Financial institutions | Past due 31 - 60 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	2	2
Financial institutions | Past due 61 - 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0	1
Financial institutions | Past due more than 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	115	102
Financial institutions | AAA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	924	1,319
Financial institutions | AA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,528	1,689
Financial institutions | A
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	8,668	10,274
Financial institutions | BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	6,893	6,045
Financial institutions | BB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	2,249	2,436
Financial institutions | B
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	441	776
Financial institutions | CCC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	104	14
Financial institutions | CC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	17	1
Financial institutions | C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0	0
Financial institutions | D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	98	112
Governments and public institutions
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,229	1,281
Governments and public institutions | Current
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,227	1,276
Governments and public institutions | Past due
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	2	5
Governments and public institutions | Past due up to 30 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	2	5
Governments and public institutions | Past due 31 - 60 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0	0
Governments and public institutions | Past due 61 - 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0	0
Governments and public institutions | Past due more than 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0	0
Governments and public institutions | AAA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	47	37
Governments and public institutions | AA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	303	275
Governments and public institutions | A
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	131	141
Governments and public institutions | BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	353	386
Governments and public institutions | BB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	115	146
Governments and public institutions | B
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	58	73
Governments and public institutions | CCC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	222	223
Governments and public institutions | CC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0	0
Governments and public institutions | C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0	0
Governments and public institutions | D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0	0
Consumer
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	121,239	115,601	114,453
Consumer | Current
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	119,990	114,745
Consumer | Past due
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,249	856
Consumer | Past due up to 30 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	802	475
Consumer | Past due 31 - 60 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	72	65
Consumer | Past due 61 - 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	76	64
Consumer | Past due more than 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	299	252
Consumer | AAA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	2,424	477
Consumer | AA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	3,000	2,551
Consumer | A
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	21,578	20,460
Consumer | BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	78,846	76,399
Consumer | BB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	14,086	14,488
Consumer | B
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	883	840
Consumer | CCC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	36	38
Consumer | CC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	9	6
Consumer | C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0	0
Consumer | D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	377	342
Mortgages
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	82,870	81,115
Mortgages | Current
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	82,482	80,823
Mortgages | Past due
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	388	292
Mortgages | Past due up to 30 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	144	103
Mortgages | Past due 31 - 60 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	41	25
Mortgages | Past due 61 - 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	28	24
Mortgages | Past due more than 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	175	140
Mortgages | AAA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	399	295
Mortgages | AA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	2,233	2,189
Mortgages | A
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	16,917	16,030
Mortgages | BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	51,039	49,618
Mortgages | BB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	11,430	12,052
Mortgages | B
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	638	732
Mortgages | CCC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	30	36
Mortgages | CC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0	0
Mortgages | C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0	0
Mortgages | D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	184	163
Loans collateralized by securities
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	35,783	31,472
Loans collateralized by securities | Current
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	35,564	31,272
Loans collateralized by securities | Past due
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	219	200
Loans collateralized by securities | Past due up to 30 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	118	95
Loans collateralized by securities | Past due 31 - 60 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	3	2
Loans collateralized by securities | Past due 61 - 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	10	12
Loans collateralized by securities | Past due more than 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	88	91
Loans collateralized by securities | AAA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,776	182
Loans collateralized by securities | AA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	716	348
Loans collateralized by securities | A
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	4,552	4,208
Loans collateralized by securities | BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	26,213	24,442
Loans collateralized by securities | BB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	2,197	2,101
Loans collateralized by securities | B
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	228	89
Loans collateralized by securities | CCC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	5	2
Loans collateralized by securities | CC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	9	6
Loans collateralized by securities | C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0	0
Loans collateralized by securities | D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	87	94
Consumer finance
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	2,586	3,014
Consumer finance | Current
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,944	2,650
Consumer finance | Past due
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	642	364
Consumer finance | Past due up to 30 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	540	277
Consumer finance | Past due 31 - 60 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	28	38
Consumer finance | Past due 61 - 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	38	28
Consumer finance | Past due more than 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	36	21
Consumer finance | AAA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	249	0
Consumer finance | AA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	51	14
Consumer finance | A
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	109	222
Consumer finance | BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,594	2,339
Consumer finance | BB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	459	335
Consumer finance | B
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	17	19
Consumer finance | CCC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1	0
Consumer finance | CC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0	0
Consumer finance | C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0	0
Consumer finance | D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	106	85